Total Capital and Net Income Per Common Unit - Incentive Distributions (Details) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	May 11, 2020
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Limited Partners - common units issued		87,000
General partner	$ 0	$ 48,286
Limited Partners' Capital Account		$ 1,583,229
Seapeak LLC
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Limited Partners - common units issued			10,750
Common Stock, Value, Issued			$ 122,600